PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.6%
Asset-Backed Securities 1.5%
Collateralized Loan Obligations
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679%(c)	10/17/32	8,200	$8,212,300
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.661(c)	05/17/31	14,269	14,276,614
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.586(c)	10/20/30	20,557	20,592,579
CarVal CLO Ltd. (United Kingdom), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.525(c)	01/20/35	15,000	15,041,142
CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.696(c)	01/22/31	7,073	7,085,990
Golub Capital Partners Static Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	6.557(c)	04/20/33	31,750	31,757,537
HPS Loan Management Ltd. (Cayman Islands), Series 11A-17, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.618(c)	05/06/30	6,751	6,756,258
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	6.555(c)	10/20/31	42,211	42,251,474
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.619(c)	10/15/32	25,000	25,037,903
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.699(c)	07/17/34	9,500	9,531,766

Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	6.390(c)	10/15/29	12,993	12,999,254
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.628(c)	04/20/33	34,500	34,518,319
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.624(c)	10/26/31	35,650	35,647,576

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Voya CLO Ltd. (Cayman Islands), Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	6.579%(c)	04/18/31	16,632	$16,681,999

Total Asset-Backed Securities (cost $279,396,572)				280,390,711
Corporate Bonds 83.5%
Advertising 0.2%
CMG Media Corp., Gtd. Notes, 144A	8.875	12/15/27	58,691	29,356,528
Aerospace & Defense 2.3%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	47,832	42,819,521
Sr. Unsec’d. Notes	5.930	05/01/60	48,720	43,010,212
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	37,780	37,118,850
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	13,970	14,022,387
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26	35,447	36,012,734
Sr. Unsec’d. Notes, 144A(a)	7.250	07/01/31	13,940	14,242,359
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	27,422	28,313,215
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	85,029	85,114,029
Sr. Unsec’d. Notes, 144A(a)	8.750	11/15/30	29,260	31,417,925
TransDigm, Inc.,
Gtd. Notes(a)	4.625	01/15/29	15,330	14,122,943
Gtd. Notes(a)	5.500	11/15/27	26,139	25,500,518
Sr. Sec’d. Notes, 144A(a)	6.375	03/01/29	34,125	34,093,048
Sr. Sec’d. Notes, 144A(a)	6.625	03/01/32	26,200	26,324,677
				432,112,418
Agriculture 0.3%
Vector Group Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	02/01/29	58,044	53,260,209
Airlines 1.0%
American Airlines, Inc., Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	11,525	11,507,659
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	6,969	6,903,543

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., (cont’d.)
Sr. Sec’d. Notes, 144A(a)	5.750%	04/20/29	47,500	$45,794,750
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	33,277	32,076,419
Sr. Sec’d. Notes, 144A(a)	4.625	04/15/29	18,674	17,270,528
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	30,235	24,301,381
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	30,065	27,091,572
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	21,868	19,833,839
				184,779,691
Apparel 0.4%
Kontoor Brands, Inc., Gtd. Notes, 144A(a)	4.125	11/15/29	11,626	10,501,645
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	3,643	3,583,953
Wolverine World Wide, Inc., Gtd. Notes, 144A(a)	4.000	08/15/29	63,139	52,589,846
				66,675,444
Auto Manufacturers 0.7%
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	3.250	02/12/32	3,825	3,145,059
Sr. Unsec’d. Notes	4.750	01/15/43	12,037	9,729,034
Sr. Unsec’d. Notes(a)	7.400	11/01/46	24,152	26,334,044
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	675	651,743
Sr. Unsec’d. Notes	4.134	08/04/25	2,375	2,327,789
Sr. Unsec’d. Notes	5.125	06/16/25	1,425	1,413,840
Sr. Unsec’d. Notes(a)	6.800	05/12/28	1,828	1,880,292

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	7.750	10/15/25	20,750	20,835,075
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	16,540	16,970,287
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	52,621	53,403,493
				136,690,656

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 1.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A(a)	4.875%	08/15/26	47,047	$45,518,913
Sr. Sec’d. Notes, 144A(a)	7.000	04/15/28	12,375	12,591,563
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	6,315	6,267,404
Gtd. Notes(a)	6.500	04/01/27	13,174	13,090,513

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	4,119	4,093,256
Dana, Inc.,
Sr. Unsec’d. Notes(a)	4.250	09/01/30	12,235	10,653,854
Sr. Unsec’d. Notes	4.500	02/15/32	4,919	4,171,328
Sr. Unsec’d. Notes(a)	5.375	11/15/27	10,775	10,477,152
Sr. Unsec’d. Notes(a)	5.625	06/15/28	5,274	5,102,613

Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A(a)	7.750	05/31/32	14,055	14,145,000
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	6,990	7,048,672
Tenneco, Inc., Sr. Sec’d. Notes, 144A(a)	8.000	11/17/28	56,960	52,002,689
Titan International, Inc., Sr. Sec’d. Notes(a)	7.000	04/30/28	32,788	31,738,206
				216,901,163
Banks 0.8%
Citigroup, Inc., Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	41,700	39,322,391
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	32,964	31,832,256
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	20,178	20,045,360
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	3,250	3,508,221
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	12,475	13,670,802
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	20,671	17,433,835
Sub. Notes, 144A	4.950(ff)	06/01/42	6,100	4,554,717

UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625	09/09/24	8,190	8,145,452
				138,513,034

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 1.9%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A(a)	8.750%	08/01/28	21,845	$21,632,893
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	5.450	11/19/29	23,375	22,802,312
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	6.125	01/15/29	39,973	32,512,899
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	29,094	29,093,225
Griffon Corp., Gtd. Notes(a)	5.750	03/01/28	16,896	16,340,161
JELD-WEN, Inc.,
Gtd. Notes, 144A(a)	4.625	12/15/25	11,429	11,203,988
Gtd. Notes, 144A	4.875	12/15/27	8,865	8,310,944

Knife River Corp., Sr. Unsec’d. Notes, 144A	7.750	05/01/31	9,825	10,235,843
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A(a)	6.750	04/01/32	14,745	14,650,352
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A(a)	5.500	02/01/30	23,765	21,661,709
Owens Corning, Sr. Unsec’d. Notes, 144A	3.500	02/15/30	13,533	12,251,484
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A(a)	6.000	11/01/28	37,114	35,873,638
Sr. Sec’d. Notes, 144A(a)	8.875	11/15/31	17,305	18,223,198
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/31	19,574	16,340,690
Sr. Unsec’d. Notes, 144A(a)	4.375	07/15/30	53,501	47,776,399
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28	9,883	9,400,016
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	15,187	14,723,280

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	7.250	01/15/31	6,540	6,746,871
				349,779,902
Chemicals 1.3%
Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43	36,370	37,119,586
Sr. Unsec’d. Notes, 144A(a)	3.375	09/01/31	5,550	4,666,071
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	11,725	5,894,254
Sr. Unsec’d. Notes, 144A(a)	7.500	09/30/29	9,475	4,881,782

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Chemours Co. (The),
Gtd. Notes(a)	5.375%	05/15/27	8,980	$8,516,127
Gtd. Notes, 144A(a)	4.625	11/15/29	6,704	5,717,378
Gtd. Notes, 144A(a)	5.750	11/15/28	10,515	9,630,098

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A^	15.000	12/06/28	2,917	2,917,161
Cornerstone Chemical Co. LLC, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%^	15.000	12/06/28	17,771	17,771,466
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	2,540	2,536,825
Sr. Unsec’d. Notes, 144A	5.000	05/01/25	3,600	3,546,000
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A(a)	4.250	10/01/28	16,100	14,820,011
Sr. Sec’d. Notes, 144A(a)	9.750	11/15/28	29,825	31,732,728
Sr. Unsec’d. Notes, 144A(a)	6.250	10/01/29	4,578	4,237,953

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	1,165	1,141,424
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A(a)	5.000	10/30/29	24,130	21,324,887
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	12,150	10,449,000
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	31,257	31,774,695
Tronox, Inc., Gtd. Notes, 144A(a)	4.625	03/15/29	13,746	12,486,809
				231,164,255
Coal 0.2%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A(a)	13.125	05/01/28	23,748	23,748,000
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26	12,807	13,303,912
				37,051,912
Commercial Services 3.9%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A(a)	5.500	03/01/28	18,577	17,814,994
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	24,275	24,202,306

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	6.625%	07/15/26	1,659	$1,658,989
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29	67,973	57,997,875
Sr. Unsec’d. Notes, 144A(a)	9.750	07/15/27	68,027	67,545,142
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A(a)	4.625	06/01/28	40,958	36,964,595
Sr. Sec’d. Notes, 144A	4.625	06/01/28	36,956	33,168,010
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A(a)	5.625	04/15/26	14,533	14,737,334
Sec’d. Notes, 144A	9.000	06/01/29	15,980	15,455,697
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	32,539	28,841,677
Gtd. Notes, 144A	4.625	10/01/27	23,135	21,888,221

APi Group DE, Inc., Gtd. Notes, 144A	4.750	10/15/29	10,373	9,513,090
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28	28,975	26,340,306
Gtd. Notes, 144A(a)	5.375	03/01/29	475	434,129
Gtd. Notes, 144A(a)	5.750	07/15/27	7,375	7,067,410
Gtd. Notes, 144A	5.750	07/15/27	619	592,815

Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31	14,825	15,362,753
Brink’s Co. (The),
Gtd. Notes, 144A(a)	4.625	10/15/27	3,173	3,029,781
Gtd. Notes, 144A	5.500	07/15/25	766	764,304

Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29	8,946	7,934,963
Gartner, Inc.,
Gtd. Notes, 144A	3.625	06/15/29	8,525	7,696,933
Gtd. Notes, 144A	3.750	10/01/30	5,248	4,622,519
Hertz Corp. (The),
Gtd. Notes, 144A(a)	4.625	12/01/26	9,950	7,726,165
Gtd. Notes, 144A(a)	5.000	12/01/29	14,225	9,385,181

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A(a)	6.500	05/15/29	89,629	82,611,309
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	54,773	40,733,106
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	25,690	23,541,850

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Service Corp. International, Sr. Unsec’d. Notes(a)	3.375%	08/15/30	17,030	$14,619,356
United Rentals North America, Inc.,
Gtd. Notes(a)	3.750	01/15/32	23,383	19,997,228
Gtd. Notes(a)	3.875	02/15/31	5,805	5,106,344
Gtd. Notes(a)	4.000	07/15/30	2,906	2,603,528
Gtd. Notes(a)	4.875	01/15/28	59,499	57,300,197
Gtd. Notes(a)	5.250	01/15/30	24,233	23,263,979

Valvoline, Inc., Sr. Unsec’d. Notes, 144A(a)	3.625	06/15/31	14,825	12,526,195
VT Topco, Inc., Sr. Sec’d. Notes, 144A(a)	8.500	08/15/30	11,375	11,885,307
				714,933,588
Computers 0.8%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	6,425	6,125,595
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A(a)	7.500	06/01/31	12,200	12,350,540
McAfee Corp., Sr. Unsec’d. Notes, 144A(a)	7.375	02/15/30	55,251	51,140,594
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	5,248	5,665,105
NCR Voyix Corp.,
Gtd. Notes, 144A(a)	5.000	10/01/28	17,670	16,535,608
Gtd. Notes, 144A	5.125	04/15/29	29,199	27,136,854
Gtd. Notes, 144A	5.250	10/01/30	11,634	10,559,148

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	22,329	22,308,822
				151,822,266
Distribution/Wholesale 0.6%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	70,761	63,349,522
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	10,940	11,396,964
Sr. Sec’d. Notes, 144A	6.750	03/15/28	4,550	4,595,500

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale (cont’d.)

Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000%	06/01/29	6,155	$6,246,664
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A(a)	8.500	06/15/30	24,100	25,236,810
				110,825,460
Diversified Financial Services 3.7%
Bread Financial Holdings, Inc., Gtd. Notes, 144A(a)	9.750	03/15/29	38,765	40,615,346
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	8.500	05/15/30	10,185	10,197,706
Sr. Sec’d. Notes, 144A(a)	9.250	04/01/29	3,330	3,466,958
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	10,600	10,532,819
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	10,750	10,855,112
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A(a)	6.875	04/15/29	5,200	5,228,444
Gtd. Notes, 144A	8.000	02/15/27	11,925	12,212,035
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	8,025	8,275,781
goeasy Ltd. (Canada),
Gtd. Notes, 144A(a)	4.375	05/01/26	11,058	10,643,325
Gtd. Notes, 144A(a)	9.250	12/01/28	4,510	4,758,050
Sr. Unsec’d. Notes, 144A(a)	7.625	07/01/29	8,040	8,170,650

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	35,485	32,658,692
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	28,312	19,708,752
LFS Topco LLC, Gtd. Notes, 144A(a)	5.875	10/15/26	27,200	25,523,786
LPL Holdings, Inc., Gtd. Notes, 144A(a)	4.375	05/15/31	1,250	1,138,719
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	13,610	13,763,112
Sr. Unsec’d. Notes, 144A(a)	6.500	03/26/31	11,800	11,963,902
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	15,400	16,175,698
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	4,225	4,436,250
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	59,645	54,129,606
Gtd. Notes, 144A	5.500	08/15/28	5,100	4,870,614
Gtd. Notes, 144A(a)	5.750	11/15/31	19,945	18,440,061
Gtd. Notes, 144A	6.000	01/15/27	37,645	37,123,860

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Navient Corp.,
Sr. Unsec’d. Notes(a)	4.875%	03/15/28	16,050	$14,704,088
Sr. Unsec’d. Notes(a)	5.500	03/15/29	27,535	25,088,265
Sr. Unsec’d. Notes(a)	6.750	06/25/25	10,475	10,504,944
Sr. Unsec’d. Notes	9.375	07/25/30	14,850	15,524,302
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	2,550	2,359,588
Gtd. Notes	3.875	09/15/28	14,370	12,773,645
Gtd. Notes(a)	4.000	09/15/30	26,389	22,430,455
Gtd. Notes(a)	6.625	01/15/28	159	158,043
Gtd. Notes	6.875	03/15/25	6,688	6,744,708
Gtd. Notes(a)	7.125	03/15/26	51,653	52,419,474
Gtd. Notes	7.500	05/15/31	19,140	19,150,478
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A(a)	4.250	02/15/29	30,575	27,398,040
Gtd. Notes, 144A	5.375	10/15/25	34,766	34,474,239
Gtd. Notes, 144A(a)	5.750	09/15/31	10,199	9,410,894
Gtd. Notes, 144A	7.125	11/15/30	12,140	11,980,627
Gtd. Notes, 144A(a)	7.875	12/15/29	1,710	1,750,862

PRA Group, Inc., Gtd. Notes, 144A	8.875	01/31/30	11,535	11,400,855
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	2.875	10/15/26	2,000	1,860,185
Gtd. Notes, 144A(a)	3.625	03/01/29	11,571	10,345,858
Gtd. Notes, 144A(a)	3.875	03/01/31	26,108	22,616,848
Gtd. Notes, 144A(a)	4.000	10/15/33	13,550	11,263,190
				689,248,866
Electric 4.4%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	27,824	26,221,975
Sr. Sec’d. Notes, 144A	5.250	06/01/26	377	373,098
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	43,590	40,510,422
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/31	79,706	73,587,209
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	167,999	160,119,578

Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000	06/01/24(d)	19,126	10,519,147
NRG Energy, Inc.,
Gtd. Notes(a)	5.750	01/15/28	32,025	31,392,658

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc., (cont’d.)
Gtd. Notes	6.625%	01/15/27		8,744	$8,729,565
Gtd. Notes, 144A	3.375	02/15/29		21,891	19,363,834
Gtd. Notes, 144A(a)	3.625	02/15/31		35,159	30,121,404
Gtd. Notes, 144A(a)	3.875	02/15/32		30,058	25,754,278
Gtd. Notes, 144A	5.250	06/15/29		18,376	17,538,721
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		33,700	36,760,288

PG&E Corp., Sr. Sec’d. Notes(a)	5.250	07/01/30		18,757	17,875,441
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		36,625	36,363,648
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		38,890	39,481,929
Jr. Sub. Notes, Series C, 144A(a)	8.875(ff)	01/15/29(oo)		31,000	32,122,432
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		35,350	32,724,583
Gtd. Notes, 144A	5.000	07/31/27		100,108	96,776,086
Gtd. Notes, 144A	5.500	09/01/26		9,690	9,535,469
Gtd. Notes, 144A	5.625	02/15/27		61,805	60,822,116
Gtd. Notes, 144A(a)	6.875	04/15/32		13,985	14,062,607
					820,756,488
Electrical Components & Equipment 0.6%
Energizer Gamma Acquisition BV, Gtd. Notes	3.500	06/30/29	EUR	5,555	5,436,250
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29		25,697	22,819,180
Gtd. Notes, 144A(a)	4.750	06/15/28		2,650	2,446,433
Gtd. Notes, 144A	6.500	12/31/27		1,810	1,794,247

EnerSys, Gtd. Notes, 144A	6.625	01/15/32		4,845	4,889,363
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		13,310	13,374,716
Gtd. Notes, 144A(a)	6.625	03/15/32		10,180	10,254,788
Gtd. Notes, 144A	7.125	06/15/25		16,425	16,423,024
Gtd. Notes, 144A	7.250	06/15/28		29,217	29,773,009
					107,211,010
Electronics 0.2%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25		41,105	41,481,202

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction 0.2%
Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A	10.375%	08/01/30	10,725	$11,513,780
TopBuild Corp.,
Gtd. Notes, 144A(a)	3.625	03/15/29	13,433	12,100,024
Gtd. Notes, 144A	4.125	02/15/32	11,500	10,035,819
				33,649,623
Entertainment 2.7%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29	92,517	83,582,695
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/32	35,775	35,382,143
Sr. Sec’d. Notes, 144A(a)	7.000	02/15/30	56,175	56,833,281

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	21,770	21,629,984
Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	11,012	10,549,369
Everi Holdings, Inc., Gtd. Notes, 144A	5.000	07/15/29	2,533	2,461,298
Flutter Treasury Designated Activity Co. (Ireland), Sr. Sec’d. Notes, 144A	6.375	04/29/29	13,575	13,607,987
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	537	520,890
Sr. Sec’d. Notes, 144A(a)	5.250	01/15/29	6,961	6,670,865
Sr. Sec’d. Notes, 144A	6.250	01/15/27	1,603	1,603,000
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.750	02/15/29	35,278	33,006,835
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	19,835	18,454,660

Light & Wonder International, Inc., Gtd. Notes, 144A(a)	7.500	09/01/31	3,925	4,036,079
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	36,813	33,997,496
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29	35,651	29,753,615
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	56,199	53,525,569

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A(a)	5.875	09/01/31	34,775	24,230,756
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625	03/01/30	26,348	24,983,257

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	5.125%	10/01/29		32,036	$30,142,417
Gtd. Notes, 144A(a)	7.125	02/15/31		20,375	20,920,126
					505,892,322
Environmental Control 0.5%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		9,450	8,614,147
Gtd. Notes, 144A(a)	4.375	08/15/29		36,677	33,513,609
Gtd. Notes, 144A(a)	4.750	06/15/29		5,000	4,639,900
Sr. Sec’d. Notes, 144A	6.750	01/15/31		14,000	14,288,750
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30		12,609	11,345,326
Gtd. Notes, 144A	4.875	12/01/29		26,886	24,523,376
					96,925,108
Foods 2.0%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		2,719	2,429,555
Gtd. Notes, 144A	4.625	01/15/27		11,182	10,773,789
Gtd. Notes, 144A	5.875	02/15/28		2,621	2,576,107
Gtd. Notes, 144A(a)	6.500	02/15/28		6,655	6,708,498
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		264	259,692
Gtd. Notes(a)	5.250	09/15/27		101,650	93,366,069
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28		17,350	17,618,405

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	26,500	33,662,608
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		7,136	5,277,900
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.750	12/01/31		18,077	15,655,562
Gtd. Notes	5.500	01/15/30		12,473	12,211,475
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A(a)	4.125	01/31/30		6,061	5,457,916
Gtd. Notes, 144A	4.375	01/31/32		4,405	3,890,321
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		46,652	39,229,646
Gtd. Notes	4.250	04/15/31		31,667	28,522,184

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Post Holdings, Inc.,
Gtd. Notes, 144A(a)	4.625%	04/15/30	37,931	$34,414,250
Gtd. Notes, 144A	5.500	12/15/29	27,997	26,698,458
Sr. Sec’d. Notes, 144A(a)	6.250	02/15/32	7,715	7,678,516
Sr. Unsec’d. Notes, 144A(a)	4.500	09/15/31	24,316	21,586,517
				368,017,468
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	18,950	18,647,611
Sr. Unsec’d. Notes	5.750	05/20/27	13,249	12,622,117
Sr. Unsec’d. Notes	5.875	08/20/26	18,319	17,693,744
				48,963,472
Healthcare-Products 0.9%
Embecta Corp.,
Sr. Sec’d. Notes, 144A(a)	5.000	02/15/30	6,625	5,478,199
Sr. Sec’d. Notes, 144A	6.750	02/15/30	6,215	5,435,042

Medline Borrower LP, Sr. Sec’d. Notes, 144A(a)	3.875	04/01/29	159,592	145,510,398
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A(a)	6.250	04/01/29	14,985	15,014,378
				171,438,017
Healthcare-Services 3.7%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	111,935	93,935,047
Gtd. Notes, 144A(a)	4.625	06/01/30	93,999	84,225,609
HCA, Inc.,
Gtd. Notes	7.050	12/01/27	8,725	9,190,346
Gtd. Notes	7.500	11/06/33	17,650	19,412,884
Gtd. Notes, MTN	7.580	09/15/25	7,101	7,253,410
Gtd. Notes, MTN	7.750	07/15/36	25,990	29,316,780

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27	29,303	27,676,274
LifePoint Health, Inc., Gtd. Notes, 144A(a)	5.375	01/15/29	42,494	35,818,969
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	51,623	51,782,572

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750%	12/01/26	81,944	$82,073,572
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28	1,875	1,858,836
Sr. Sec’d. Notes	4.250	06/01/29	80,353	74,581,713
Sr. Sec’d. Notes	4.375	01/15/30	117,467	108,116,777
Sr. Sec’d. Notes	4.625	06/15/28	4,267	4,061,721
Sr. Sec’d. Notes, 144A	6.750	05/15/31	3,890	3,929,908
Sr. Unsec’d. Notes(a)	6.875	11/15/31	48,941	51,176,748
				684,411,166
Home Builders 4.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	19,704	17,667,565
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	27,436	24,362,125
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	11,883	11,791,038
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	43,153	42,275,151
Gtd. Notes(a)	7.250	10/15/29	76,643	76,567,815
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/31	16,350	16,310,258
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(a)	4.875	02/15/30	50,121	44,081,921
Gtd. Notes, 144A	6.250	09/15/27	29,693	28,915,043
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	21,994	19,683,530

Century Communities, Inc., Gtd. Notes, 144A	3.875	08/15/29	234	207,658
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	9.750	05/01/29	14,560	14,853,093
Forestar Group, Inc.,
Gtd. Notes, 144A(a)	3.850	05/15/26	12,554	11,993,433
Gtd. Notes, 144A(a)	5.000	03/01/28	39,545	37,795,216
KB Home,
Gtd. Notes(a)	4.000	06/15/31	21,256	18,770,105
Gtd. Notes	4.800	11/15/29	29,319	27,469,416
Gtd. Notes	6.875	06/15/27	17,586	17,927,290
Gtd. Notes(a)	7.250	07/15/30	3,775	3,870,837

Landsea Homes Corp., Sr. Unsec’d. Notes, 144A	8.875	04/01/29	32,540	31,594,215

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
M/I Homes, Inc.,
Gtd. Notes(a)	3.950%	02/15/30	5,017	$4,381,631
Gtd. Notes	4.950	02/01/28	28,261	26,847,686
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.625	03/01/30	55,883	50,923,384
Sr. Unsec’d. Notes, 144A(a)	5.250	12/15/27	32,846	31,778,505

Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	14,350	14,108,762
New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/29	12,450	12,552,691
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	38,475	36,323,898
Sr. Unsec’d. Notes(a)	4.750	04/01/29	19,834	18,389,856

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A(a)	8.750	02/15/29	16,690	17,309,951
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	15,444	15,218,940
Gtd. Notes, 144A	5.875	06/15/27	31,369	31,239,539
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30	27,639	26,235,396
Tri Pointe Homes, Inc.,
Gtd. Notes(a)	5.250	06/01/27	6,603	6,403,921
Gtd. Notes	5.700	06/15/28	34,272	33,482,400
				771,332,269
Home Furnishings 0.0%
Tempur Sealy International, Inc., Gtd. Notes, 144A(a)	4.000	04/15/29	9,042	8,106,178
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29	43,555	38,647,939
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31	905	791,282
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	28,178	27,543,995
Sr. Sec’d. Notes, 144A	5.000	12/31/26	5,450	5,286,500
				72,269,716

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.7%
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.000%	04/01/31	57,793	$49,467,098
Gtd. Notes(a)	4.375	02/01/32	40,575	34,716,582

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	84,380	47,866,944
				132,050,624
Insurance 0.6%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	36,640	36,830,403
Sr. Unsec’d. Notes, 144A(a)	10.125	08/01/26	23,850	24,573,809

AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A(a)	4.875	06/30/29	7,075	6,508,669
AssuredPartners, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/29	14,295	13,290,741
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	30,766	28,171,530
				109,375,152
Internet 0.6%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	45,050	39,231,567
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	24,703	19,448,613

Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	42,438	42,055,781
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A(a)	3.500	03/01/29	17,687	15,838,847
				116,574,808
Iron/Steel 0.5%
ATI, Inc., Sr. Unsec’d. Notes(a)	7.250	08/15/30	7,760	7,971,988
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	40,370	40,283,119
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.750	04/15/30	26,800	26,516,930
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	3,000	2,718,626
Sr. Unsec’d. Notes	4.375	03/15/32	4,860	4,334,012

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A(a)	9.250%	10/01/28	18,400	$19,343,000
				101,167,675
Leisure Time 4.0%
Amer Sports Co. (Finland), Sr. Sec’d. Notes, 144A(a)	6.750	02/16/31	26,880	26,783,232
Carnival Corp.,
Gtd. Notes, 144A(a)	5.750	03/01/27	91,721	90,083,780
Gtd. Notes, 144A(a)	6.000	05/01/29	76,017	74,283,812
Sr. Sec’d. Notes, 144A	4.000	08/01/28	15,500	14,237,835

Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28	8,500	9,206,195
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	9.000	05/15/28	39,585	40,450,233
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	3,075	3,042,463
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	74,078	72,596,440
Sr. Sec’d. Notes, 144A	5.875	02/15/27	16,311	16,020,501
Sr. Sec’d. Notes, 144A(a)	8.125	01/15/29	15,000	15,618,750
Sr. Sec’d. Notes, 144A(a)	8.375	02/01/28	17,289	18,037,441
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	45,850	46,962,321

NCL Finance Ltd., Gtd. Notes, 144A(a)	6.125	03/15/28	31,019	30,321,073
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A(a)	7.250	01/15/30	21,300	21,965,625
Gtd. Notes, 144A	9.250	01/15/29	20,875	22,236,050
Sr. Sec’d. Notes, 144A(a)	8.250	01/15/29	10,525	11,077,457
Sr. Unsec’d. Notes(a)	7.500	10/15/27	3,700	3,876,934
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	18,650	18,200,535
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	2,950	2,896,487
Sr. Unsec’d. Notes, 144A(a)	5.500	04/01/28	49,586	48,408,333
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	55,267	53,747,157
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	9,225	9,245,387
Sr. Unsec’d. Notes, 144A	9.125	07/15/31	33,135	35,620,125

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	30,520	29,160,639

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)

Vista Outdoor, Inc., Gtd. Notes, 144A(a)	4.500%	03/15/29	7,778	$7,653,216
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	16,450	15,730,313
				737,462,334
Lodging 1.6%
Boyd Gaming Corp., Gtd. Notes, 144A(a)	4.750	06/15/31	10,550	9,462,694
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	2,668	2,539,574
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	42,765	36,292,732
Gtd. Notes, 144A	4.000	05/01/31	1,852	1,636,223
Gtd. Notes, 144A	5.875	04/01/29	16,360	16,217,496
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	3,520	3,413,201
Gtd. Notes(a)	4.750	10/15/28	54,592	51,052,976
Gtd. Notes(a)	5.500	04/15/27	42,825	42,187,674
Gtd. Notes(a)	5.750	06/15/25	4,825	4,813,517
Gtd. Notes	6.500	04/15/32	43,265	42,317,840

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	19,045	18,932,905
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125	12/15/29	4,694	4,212,865
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	625	610,813
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	16,515	15,694,411
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	57,860	54,117,181
				303,502,102
Machinery-Construction & Mining 0.1%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	26,280	24,789,175
Machinery-Diversified 0.6%
Chart Industries, Inc.,
Gtd. Notes, 144A(a)	9.500	01/01/31	15,155	16,378,350
Sr. Sec’d. Notes, 144A(a)	7.500	01/01/30	26,475	27,273,514

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)

GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A(a)	4.625%	12/15/28		31,982	$20,715,160
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		31,775	33,801,774
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A(a)	5.250	07/15/27		14,525	13,969,128
					112,137,926
Media 6.0%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes	2.250	01/15/25	EUR	9,325	9,704,919
Sr. Sec’d. Notes, 144A(a)	2.250	01/15/25	EUR	21,910	22,802,657
Sr. Sec’d. Notes, 144A	5.000	01/15/28		28,200	22,269,540
Sr. Sec’d. Notes, 144A	5.750	08/15/29		43,550	32,335,875
Sr. Sec’d. Notes, 144A(a)	9.625	07/15/27		8,135	7,490,301
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500	05/01/32		86,076	68,276,000
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		72,701	58,598,217
Sr. Unsec’d. Notes, 144A(a)	4.250	01/15/34		18,561	13,875,942
Sr. Unsec’d. Notes, 144A(a)	4.500	06/01/33		22,800	17,592,062
Sr. Unsec’d. Notes, 144A	4.750	03/01/30		12,417	10,573,864
Sr. Unsec’d. Notes, 144A	5.000	02/01/28		32,875	30,352,449
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		14,778	14,114,137
Sr. Unsec’d. Notes, 144A(a)	5.375	06/01/29		10,521	9,426,128
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		22,685	22,444,270
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		27,213	15,940,139
Gtd. Notes, 144A	4.125	12/01/30		16,970	10,437,633
Gtd. Notes, 144A(a)	5.375	02/01/28		15,756	11,065,697
Gtd. Notes, 144A	5.500	04/15/27		35,655	27,325,043
Gtd. Notes, 144A	6.500	02/01/29		960	648,575
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		132,966	55,825,527
Sr. Unsec’d. Notes, 144A	5.000	11/15/31		16,770	6,982,911
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		37,843	16,306,243
Sr. Unsec’d. Notes, 144A	7.500	04/01/28		23,472	13,106,459
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $181,475,272; purchased 07/18/19 - 06/03/22)(f)	6.625	08/15/27(d)		267,691	4,991,888
Sec’d. Notes, 144A (original cost $59,318,362; purchased 11/18/21 - 08/03/22)(f)	5.375	08/15/26(d)		183,396	3,328,614

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes	5.125%	06/01/29	64,394	$25,608,301
Gtd. Notes	7.375	07/01/28	30,755	13,850,850
Gtd. Notes	7.750	07/01/26	175,096	112,129,235

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	40,700	40,882,465
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	45,940	45,877,031
Sr. Sec’d. Notes, 144A	10.500	07/15/29	37,020	36,766,750

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A(a)	5.375	08/15/27	14,485	13,879,119
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	10,433	9,466,729
Nexstar Media, Inc., Gtd. Notes, 144A	5.625	07/15/27	12,620	11,910,572
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	39,352	29,178,017
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	125,674	57,769,976

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	37,592	33,706,997
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	05/01/29	20,732	17,702,498
Sr. Sec’d. Notes, 144A	6.625	06/01/27	94,781	91,604,040
Sr. Sec’d. Notes, 144A(a)	8.000	08/15/28	28,350	27,916,944

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A(a)	5.000	01/15/32	43,165	36,629,819
Ziggo Bond Co. BV (Netherlands), Gtd. Notes, 144A(a)	5.125	02/28/30	1,800	1,537,362
				1,112,231,795
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	16,098	14,705,674
Mining 1.6%
Alcoa Nederland Holding BV, Gtd. Notes, 144A	7.125	03/15/31	5,140	5,263,257
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A(a)	8.000	10/01/30	8,950	9,312,809
Unsec’d. Notes, 144A	11.500	10/01/31	16,788	18,731,457

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Constellium SE, Gtd. Notes, 144A	5.875%	02/15/26	3,625	$3,588,750
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A(a)	6.250	09/01/29	38,885	36,892,144
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	27,426	26,849,505
Gtd. Notes, 144A(a)	8.625	06/01/31	16,300	16,240,505
Sec’d. Notes, 144A	9.375	03/01/29	11,230	11,714,350

Hecla Mining Co., Gtd. Notes(a)	7.250	02/15/28	24,845	25,036,632
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A(a)	4.500	04/01/26	24,262	23,655,450
Gtd. Notes, 144A(a)	6.125	04/01/29	42,395	41,653,088

New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	7.500	07/15/27	50,319	50,570,595
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	937	874,539
Gtd. Notes, 144A	3.875	08/15/31	5,083	4,351,897
Gtd. Notes, 144A	4.750	01/30/30	19,430	17,965,862

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	11,730	12,023,250
				304,724,090
Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	6,475	6,355,621
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	28,647	25,992,413

Trinity Industries, Inc., Gtd. Notes, 144A(a)	7.750	07/15/28	25,330	26,099,027
				58,447,061
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	5,920	5,347,379
Zebra Technologies Corp., Gtd. Notes, 144A(a)	6.500	06/01/32	7,655	7,707,820
				13,055,199

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 6.6%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250%	02/15/26	19,986	$20,171,730
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	104,709	10,471
Antero Resources Corp.,
Gtd. Notes, 144A(a)	5.375	03/01/30	25,575	24,483,030
Gtd. Notes, 144A	7.625	02/01/29	7,452	7,662,624
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	17,418	17,436,564
Gtd. Notes, 144A	9.000	11/01/27	28,374	35,591,472
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	51,825	52,962,801

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	57,180	59,252,775
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	15,495	15,353,704
Gtd. Notes, 144A	5.875	02/01/29	10,895	10,713,496
Gtd. Notes, 144A(a)	6.750	04/15/29	13,349	13,392,334
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	726	725,933
Sr. Sec’d. Notes, 144A	7.000	06/15/25	56,580	56,642,491
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	27,075	28,447,097
Gtd. Notes, 144A(a)	8.625	11/01/30	12,200	13,048,221

CNX Resources Corp., Gtd. Notes, 144A(a)	7.250	03/01/32	12,400	12,600,986
Comstock Resources, Inc.,
Gtd. Notes, 144A(a)	5.875	01/15/30	18,425	16,990,323
Gtd. Notes, 144A(a)	6.750	03/01/29	32,042	30,975,324
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	7.625	04/01/32	11,700	11,938,697
Gtd. Notes, 144A(a)	9.250	02/15/28	28,227	29,930,521
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	5,123	5,059,533
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	4,537	4,525,695

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A(a)	8.500	10/01/30	9,975	10,435,845
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	28,913	29,225,256
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	28,950	27,963,943

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	6.000%	04/15/30	16,561	$15,987,205
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	26,190	25,089,602
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	43,198	42,632,729
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	24,140	23,171,219
Sr. Unsec’d. Notes, 144A(a)	8.375	11/01/33	8,341	8,947,635

Matador Resources Co., Gtd. Notes, 144A	6.500	04/15/32	20,070	20,025,244
MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29	21,900	21,206,646
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	17,935	17,935,000
Gtd. Notes, 144A	7.500	01/15/28	42,405	40,284,750
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27	11,475	11,453,094
Gtd. Notes, 144A(a)	9.125	01/31/30	44,770	46,214,124

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	7,800	8,059,720
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.125	10/15/27	1,230	1,275,836
Sr. Unsec’d. Notes	7.200	04/01/28	2,400	2,502,621
Sr. Unsec’d. Notes	7.875	09/15/31	850	952,615
Sr. Unsec’d. Notes	7.950	04/15/29	8,558	9,151,264
Parkland Corp. (Canada),
Gtd. Notes, 144A(a)	4.500	10/01/29	40,925	37,100,968
Gtd. Notes, 144A(a)	4.625	05/01/30	28,475	25,876,087
Permian Resources Operating LLC,
Gtd. Notes, 144A	7.000	01/15/32	21,025	21,488,195
Gtd. Notes, 144A	8.000	04/15/27	9,400	9,650,616
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A(a)	6.875	01/15/29	8,275	8,192,250
Gtd. Notes, 144A(a)	7.125	01/15/26	11,350	11,321,625
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	19,172	19,026,822
Gtd. Notes, 144A	4.750	02/15/30	3,875	3,602,705

SilverBow Resources, Inc., Sec’d. Notes, 144A, 3 Month SOFR + 7.750%	13.079(c)	12/15/28	25,380	25,383,467
Southwestern Energy Co.,
Gtd. Notes(a)	4.750	02/01/32	37,250	33,759,904
Gtd. Notes(a)	5.375	02/01/29	15,208	14,674,792
Gtd. Notes	5.375	03/15/30	63,466	61,160,654

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Sunoco LP, Gtd. Notes, 144A	7.000%	05/01/29		15,415	$15,748,392
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(a)	4.500	05/15/29		23,108	21,244,736
Gtd. Notes(a)	4.500	04/30/30		31,150	28,148,455
Gtd. Notes	5.875	03/15/28		6,286	6,197,109
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27		1,172	1,173,465
Gtd. Notes, 144A	8.250	05/15/29		22,150	22,143,355

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30		11,475	11,860,675
Vital Energy, Inc., Gtd. Notes	9.750	10/15/30		7,200	7,879,139
					1,216,063,581
Packaging & Containers 1.9%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		41,431	9,632,636
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unsec’d. Notes, 144A(a)	4.000	09/01/29		4,615	3,794,684
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	3,900	3,427,694
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/26		16,763	14,253,914

Graham Packaging Co., Inc., Gtd. Notes, 144A(a)	7.125	08/15/28		20,905	19,697,457
Graphic Packaging International LLC, Gtd. Notes(a)	4.125	08/15/24		9,225	9,178,875
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26		18,475	17,551,250
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28		37,816	36,208,820
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A(a)	10.000	12/15/28		32,118	28,265,880
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		18,740	16,872,112
Sr. Sec’d. Notes, 144A	6.750	07/15/26		3,275	3,239,640

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
LABL, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	9.500%	11/01/28	7,750	$7,880,644
Sr. Unsec’d. Notes, 144A(a)	8.250	11/01/29	23,427	19,976,457
Sr. Unsec’d. Notes, 144A(a)	10.500	07/15/27	33,374	32,481,845

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A(a)	7.875	04/15/27	26,915	27,426,351
OI European Group BV, Gtd. Notes, 144A(a)	4.750	02/15/30	10,400	9,499,750
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.625	05/13/27	980	974,037
Gtd. Notes, 144A(a)	7.250	05/15/31	9,800	9,800,968

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A(a)	4.375	10/15/28	22,350	20,740,853
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	49,321	53,647,737
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	6,675	6,051,154
				350,602,758
Pharmaceuticals 2.5%
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	58,301	49,983,216
Gtd. Notes, 144A(a)	5.125	03/01/30	22,057	19,249,219
Gtd. Notes, 144A	6.125	08/01/28	24,577	23,520,105

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	1,323	963,587
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	42,149	23,888,789
Gtd. Notes, 144A	5.000	02/15/29	73,671	37,572,210
Gtd. Notes, 144A	5.250	01/30/30	116,023	57,431,385
Gtd. Notes, 144A	5.250	02/15/31	23,067	11,418,165
Gtd. Notes, 144A	6.250	02/15/29	195,770	103,758,100
Gtd. Notes, 144A	7.000	01/15/28	11,113	6,389,975
Gtd. Notes, 144A	9.000	12/15/25	3,775	3,548,500
Sr. Sec’d. Notes, 144A	4.875	06/01/28	4,474	3,232,465

Jazz Securities DAC, Sr. Sec’d. Notes, 144A(a)	4.375	01/15/29	6,397	5,861,251
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,561	1,441,804
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	101,906	90,011,493

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750%	11/15/25	20,977	$17,761,497
				456,031,761
Pipelines 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	26,170	25,090,771
Gtd. Notes, 144A(a)	5.750	03/01/27	32,490	32,139,146
Gtd. Notes, 144A(a)	5.750	01/15/28	34,678	33,974,386
Gtd. Notes, 144A(a)	6.625	02/01/32	8,430	8,446,277
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	4,290	4,334,211
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	7,890	8,037,950
Cheniere Energy Partners LP,
Gtd. Notes	4.000	03/01/31	28,525	25,768,438
Gtd. Notes	4.500	10/01/29	1,322	1,256,869

Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	46,864	45,223,312
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	2,500	2,251,010
DCP Midstream Operating LP, Gtd. Notes, 144A	6.450	11/03/36	3,455	3,586,348
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,145	16,758,849
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	685	672,265
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	3,242	3,245,984
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	23,472	23,697,087
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	7,125	7,273,374
Sr. Unsec’d. Notes, 144A(a)	7.500	06/01/30	15,301	16,162,240
Global Partners LP/GLP Finance Corp.,
Gtd. Notes(a)	6.875	01/15/29	15,486	15,277,856
Gtd. Notes	7.000	08/01/27	18,055	18,134,849
Gtd. Notes, 144A	8.250	01/15/32	13,750	14,133,816

Harvest Midstream I LP, Sr. Unsec’d. Notes, 144A	7.500	05/15/32	300	304,320
Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	8.875	07/15/28	7,250	7,607,981
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,475	1,434,866

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.800%	05/15/30	4,000	$3,653,882
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	148	137,766
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	48,393	45,985,929
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	3,211	3,270,276
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	44,067	42,116,845
Gtd. Notes, 144A	6.000	03/01/27	15,384	15,081,459
Gtd. Notes, 144A	6.000	12/31/30	10,702	10,088,318
Gtd. Notes, 144A(a)	6.000	09/01/31	8,663	8,132,540
Sr. Unsec’d. Notes, 144A(a)	7.375	02/15/29	13,415	13,447,817
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A(a)	3.875	08/15/29	19,005	17,135,037
Sr. Sec’d. Notes, 144A	4.125	08/15/31	14,185	12,541,534
Sr. Sec’d. Notes, 144A	6.250	01/15/30	9,675	9,697,419
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A(a)	9.500	02/01/29	74,625	80,980,722
Sr. Sec’d. Notes, 144A	9.875	02/01/32	79,425	85,195,222
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	4,719	4,378,827
Sr. Unsec’d. Notes	4.500	03/01/28	325	313,675
Sr. Unsec’d. Notes	5.450	04/01/44	578	519,162
Sr. Unsec’d. Notes	5.500	08/15/48	6,380	5,530,716
				673,019,351
Real Estate 1.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(a)	10.500(c)	01/15/28	39,710	40,863,108
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(a)	7.750	09/01/30	11,125	11,723,386
Howard Hughes Corp. (The),
Gtd. Notes, 144A(a)	4.125	02/01/29	43,625	38,752,427
Gtd. Notes, 144A	4.375	02/01/31	20,677	17,621,962
Gtd. Notes, 144A	5.375	08/01/28	40,335	38,196,179

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	68,971	61,336,591
				208,493,653

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 1.6%
Brandywine Operating Partnership LP, Gtd. Notes(a)	8.875%	04/12/29		2,345	$2,430,427
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		50,779	36,692,940
Gtd. Notes	9.750	06/15/25		1,200	1,200,667
Sr. Unsec’d. Notes(a)	4.750	02/15/28		44,279	36,433,724
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	2,225	1,871,033
Gtd. Notes(a)	3.500	03/15/31		61,861	40,152,905
Gtd. Notes(a)	4.625	08/01/29		7,075	5,152,232
Gtd. Notes(a)	5.000	10/15/27		850	696,770
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A(a)	7.000	02/01/30		12,075	12,147,691
Sr. Sec’d. Notes, 144A	7.500	06/01/25		41,496	41,496,000
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes(a)	4.750	10/15/27		3,310	3,174,237
Gtd. Notes, 144A(a)	4.500	02/15/29		7,700	7,164,080
Gtd. Notes, 144A	6.500	04/01/32		17,660	17,548,917

SBA Communications Corp., Sr. Unsec’d. Notes(a)	3.125	02/01/29		13,545	11,941,925
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.375	01/15/27		3,000	2,810,514
Sr. Unsec’d. Notes, 144A(a)	7.250	04/01/29		17,820	17,734,093
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26		4,950	4,804,712
Gtd. Notes, 144A	4.500	01/15/28		11,899	11,389,596
Gtd. Notes, 144A	4.625	12/01/29		36,481	34,203,152
					289,045,615
Retail 4.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		57,752	50,240,197
Sr. Sec’d. Notes, 144A	3.875	01/15/28		8,583	7,939,275

Arko Corp., Gtd. Notes, 144A(a)	5.125	11/15/29		34,607	29,399,595
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%(a)	7.750	04/01/27		9,975	9,589,497
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		1,411	1,404,813

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
Brinker International, Inc., (cont’d.)
Gtd. Notes, 144A	8.250%	07/15/30		37,105	$38,750,669

Carrols Restaurant Group, Inc., Gtd. Notes, 144A	5.875	07/01/29		15,770	16,233,323
Cougar JV Subsidiary LLC, Sr. Unsec’d. Notes, 144A	8.000	05/15/32		11,770	12,129,869
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	7,400	8,221,432
Sr. Sec’d. Notes, 144A	12.000	11/30/28		45,949	47,589,379
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.375	04/01/26		8,315	8,138,764
Sr. Unsec’d. Notes, 144A	5.875	04/01/29		5,438	5,145,608
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(a)	6.750	01/15/30		101,866	90,057,549
Sr. Sec’d. Notes, 144A(a)	4.625	01/15/29		7,309	6,601,620

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29		45,990	40,769,717
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.625	10/01/29		11,535	9,970,308
Gtd. Notes, 144A(a)	3.875	10/01/31		40,382	33,524,808

LBM Acquisition LLC, Gtd. Notes, 144A(a)	6.250	01/15/29		43,270	39,056,348
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A(a)	4.875	05/01/29		73,780	68,531,906
Sr. Unsec’d. Notes, 144A	8.250	08/01/31		21,160	21,963,042
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29		69,002	56,301,250
Sr. Unsec’d. Notes, 144A(a)	6.750	08/01/29		9,165	7,771,445
Patrick Industries, Inc.,
Gtd. Notes, 144A(a)	4.750	05/01/29		11,755	10,779,177
Gtd. Notes, 144A(a)	7.500	10/15/27		6,175	6,264,773

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	03/01/32		44,495	43,682,612
SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29		41,722	42,328,100
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		33,961	33,454,670
Sr. Unsec’d. Notes, 144A	5.000	06/01/31		38,547	34,596,297

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A(a)	4.500%	03/15/29	50,540	$45,801,875
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A(a)	6.875	10/15/28	26,560	25,368,924
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%(a)	8.250	03/15/26	7,625	7,531,058
				859,137,900
Software 0.8%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	57,101	53,478,968
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	37,408	37,555,544
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	1,065	1,027,491
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	36,756	33,524,523
Sr. Sec’d. Notes, 144A	3.875	07/01/28	750	686,930

SS&C Technologies, Inc., Gtd. Notes, 144A(a)	5.500	09/30/27	13,000	12,750,475
				139,023,931
Telecommunications 4.1%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	44,438	34,079,502
Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	6.750	10/01/26	29,959	28,236,357
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $895,688; purchased 11/14/23 - 02/13/24)^(f)	0.000	12/31/30	797	946,483
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $947; purchased 11/14/23)^(f)	0.000	12/31/30	9,472	9
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $300,270; purchased 11/14/23 - 02/13/24)^(f)	0.000	12/31/30	131	59,109
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $1,490; purchased 11/14/23)^(f)	0.000	12/31/30	14,902	15

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl US (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $73,545,752; purchased 01/29/24 - 05/15/24)(f)	10.500%	05/25/27		79,227	$77,346,938
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $56,292,168; purchased 01/30/24 - 05/15/24)(a)(f)	10.500	11/25/28		85,802	68,560,822
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A(a)	5.000	05/01/28		37,957	35,453,467
Sr. Sec’d. Notes, 144A	5.875	10/15/27		14,681	14,298,829
Iliad Holding SASU (France),
Sr. Sec’d. Notes	5.625	10/15/28	EUR	2,600	2,804,909
Sr. Sec’d. Notes, 144A(a)	6.500	10/15/26		23,994	23,814,045
Sr. Sec’d. Notes, 144A	7.000	10/15/28		22,705	22,421,188
Sr. Sec’d. Notes, 144A(a)	8.500	04/15/31		12,465	12,589,650

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30		69,760	65,574,400
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.000	04/15/31		7,089	3,869,140
Sec’d. Notes, 144A	4.500	04/01/30		15,745	9,015,301
Sec’d. Notes, 144A	4.875	06/15/29		15,148	9,088,034
Sr. Sec’d. Notes, 144A	10.500	04/15/29		8,925	8,904,854
Sr. Sec’d. Notes, 144A	10.500	05/15/30		34,660	34,562,070
Sr. Sec’d. Notes, 144A(a)	10.750	12/15/30		2,500	2,501,901
Sr. Sec’d. Notes, 144A(a)	11.000	11/15/29		75,071	77,044,100
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		11,526	12,182,400
Gtd. Notes	8.750	03/15/32		33,753	40,397,744
Sprint LLC,
Gtd. Notes	7.125	06/15/24		33,082	33,087,003
Gtd. Notes	7.625	02/15/25		36,161	36,423,552
Gtd. Notes	7.625	03/01/26		4,152	4,267,532
Viasat, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.625	04/15/27		1,251	1,119,645
Sr. Unsec’d. Notes, 144A	5.625	09/15/25		99,004	96,103,419

Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.750	07/15/31		2,000	1,654,540
					756,406,958

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.5%
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500%	10/15/31	50,525	$45,938,128
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	20,625	21,231,868
XPO, Inc.,
Gtd. Notes, 144A(a)	7.125	06/01/31	4,825	4,914,444
Gtd. Notes, 144A	7.125	02/01/32	11,700	11,917,796
Sr. Sec’d. Notes, 144A(a)	6.250	06/01/28	6,875	6,873,960
				90,876,196

Total Corporate Bonds (cost $16,805,343,344)				15,452,494,750
Floating Rate and Other Loans 4.5%
Auto Parts & Equipment 0.4%
First Brands Group LLC,
2022-Ii Incremental Term Loan, 3 Month SOFR + 5.262%	10.591(c)	03/30/27	17,814	17,602,720
Second Lien 2021 Term Loan, 3 Month SOFR + 8.812%	14.141(c)	03/24/28	30,665	29,745,050

Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	10.173(c)	11/17/28	25,520	24,732,678
				72,080,448
Chemicals 0.5%
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 1 Month SOFR + 4.500%	9.829(c)	11/15/30	40,910	40,615,939
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	10.180(c)	06/28/28	16,480	15,790,202
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 8.000%^	15.328(c)	12/31/25	10,948	10,947,847
Term Loan, 3 Month SOFR + 10.000%	15.299(c)	10/12/28	27,525	27,283,746
				94,637,734
Commercial Services 0.0%
Fly Funding II Sarl (Luxembourg), Term B Loan, 3 Month LIBOR + 1.750%	7.330(c)	08/11/25	1,189	1,155,052

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Computers 0.4%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	8.579%(c)	03/01/29		21,141	$21,131,115
NCR Atleos Corp., Term Loan^	—(p)	09/27/28		8,925	8,701,875
NCR Atleos LLC, Term B Loan, 3 Month SOFR + 4.850%	10.179(c)	03/27/29		35,002	35,308,331
					65,141,321
Cosmetics/Personal Care 0.2%
Rainbow Midco Ltd. (United Kingdom), Term Loan, 3 Month EURIBOR + 7.750%^	7.750(c)	02/22/30	EUR	13,741	14,909,715
Rainbow UK Bidco, Ltd. (Luxembourg), Facility B-3 Loan, SONIA + 4.500%	9.725(c)	02/23/29	GBP	11,625	14,627,992
					29,537,707
Electric 0.0%
Heritage Power LLC, Term Loan, 1 Month SOFR + 5.500%	10.820(c)	07/20/28		3,881	3,745,168
Holding Companies-Diversified 0.0%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%^	9.830(c)	12/19/30		7,642	6,916,010
Housewares 0.1%
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	9.444(c)	10/06/28		28,611	23,850,528
Insurance 0.3%
Acrisure LLC,
2020 Term B Loan, 1 Month LIBOR + 3.500%	8.944(c)	02/15/27		17,300	17,283,786
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	9.194(c)	02/15/27		6,120	6,118,487

Asurion LLC, New B-4 Term Loan, 1 Month SOFR + 5.364%	10.694(c)	01/20/29		29,145	27,084,623
					50,486,896
Internet 0.0%
Cablevision Lightpath LLC, Initial Term Loan, 1 Month SOFR + 6.500%	8.681(c)	11/30/27		8,950	8,629,295

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month LIBOR + 6.250%^	6.250%	10/31/29	29,665	$37,800,777
Media 0.9%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	10.329(c)	10/31/27	37,686	32,880,838
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.817(c)	01/18/28	29,830	28,647,528
Diamond Sports Group LLC,
Dip Term Loan	5.000	12/02/24	35,130	50,903,856
First Lien Term Loan, 1 Month SOFR + 10.100%	15.413(c)	05/25/26	6,245	5,870,028
Second Lien Term Loan	8.175	08/24/26(d)	139,499	2,615,610

Gray Television, Inc., Term Loan, 1 Month SOFR + 5.250%	10.580(c)	06/04/29	27,100	25,846,625
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.694(c)	09/25/26	16,495	12,946,114
				159,710,599
Metal Fabricate/Hardware 0.4%
Doncasters US Finance LLC, Initial Term Loan, 3 Month SOFR + 6.500%	11.826(c)	04/23/30	68,360	67,847,300
Retail 0.1%
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	9.194(c)	03/06/28	17,762	17,771,139
Software 0.4%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	8.579(c)	02/15/29	7,154	7,133,810
Cotiviti, Inc., Initial Floating Rate Term Loan, 3 Month SOFR + 3.250%	8.563(c)	05/01/31	41,725	41,738,018
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.685(c)	07/14/28	41,292	33,033,366
				81,905,194

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications 0.6%
Connect Finco SARL (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	9.829%(c)	09/27/29	52,850	$50,273,562
Digicel International Finance, Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	12.075(c)	05/29/27	8,425	8,061,331
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.881(c)	04/15/29	17,898	17,338,927
Term B-2, 1 Month SOFR + 6.560%	11.881(c)	04/15/30	16,425	15,833,224
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	7.785(c)	04/15/29	384	266,881
Term B-2 Loan, 1 Month SOFR + 2.464%^	7.785(c)	04/15/30	393	270,245
Term Loan^	—(p)	06/01/28	1,509	1,192,327
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%	14.677(c)	10/18/27	70	6,960
Initial Term Loan, 3 Month SOFR + 6.540%	11.867(c)	10/18/27	1,038	570,683
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.127(c)	10/18/27	2,343	351,488
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%	9.571(c)	10/02/28(d)	60,377	8,830,118
Initial Term Loan- Second Lien, 3 Month SOFR + 7.262%	12.564(c)	10/01/29(d)	25,920	1,244,160
				104,239,906

Total Floating Rate and Other Loans (cost $921,654,887)				825,455,074
U.S. Treasury Obligations 3.2%
U.S. Treasury Notes(k)	2.500	03/31/27	60,475	57,011,862
U.S. Treasury Notes(k)	2.625	05/31/27	100,565	94,876,792
U.S. Treasury Notes(h)(k)	3.875	11/30/27	301,400	294,241,750
U.S. Treasury Notes	4.250	12/31/25	150,000	148,271,484

Total U.S. Treasury Obligations (cost $610,413,450)				594,401,888

Shares
Common Stocks 2.1%
Chemicals 0.9%
Cornerstone Chemical Co.*^	1,010,075	19,191,425

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
TPC Group, Inc.*^	2,374,523	$83,108,305
Venator Materials PLC (original cost $134,882,407; purchased 12/21/23)*(f)	82,538	55,557,475
		157,857,205
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	195,390	3,517,020
Keycon Power Holdings LLC*^	82,238	8
		3,517,028
Gas Utilities 0.4%
Ferrellgas Partners LP (Class B Stock)	432,445	74,537,258
Hotels, Restaurants & Leisure 0.0%
CEC Entertainment, Inc.*	240,485	4,328,730
Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp.(a)	245,295	22,304,674
Heritage Power LLC*^	536,541	10,730,820
Heritage Power LLC*^	23,599	471,980
Heritage Power LLC*^	617,491	308,746
		33,816,220
Wireless Telecommunication Services 0.6%
Digicel International Finance Ltd. (Jamaica) (original cost $9,493,627; purchased 01/29/24 - 01/30/24)*^(f)	7,820,619	16,814,331
Intelsat Emergence SA (Luxembourg)*	2,417,044	88,705,515
		105,519,846

Total Common Stocks (cost $335,561,782)		379,576,287
Preferred Stocks 0.8%
Electronic Equipment, Instruments & Components 0.7%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	142,275	142,275,000

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica) (original cost $11,041,511; purchased 01/26/24 - 01/29/24)*^(f)	1,433,733	$14,915,554

Total Preferred Stocks (cost $149,110,738)		157,190,554

	Units
Warrants* 0.0%
Chemicals
Hercules, Inc., expiring 03/31/29 (cost $0)	230	—

Total Long-Term Investments (cost $19,101,480,773)		17,689,509,264

	Shares
Short-Term Investments 13.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.550%)(wb)	392,290,411	392,290,411
PGIM Core Short-Term Bond Fund(wb)	42,637,096	389,276,689
PGIM Institutional Money Market Fund (7-day effective yield 5.632%) (cost $1,683,815,592; includes $1,675,175,707 of cash collateral for securities on loan)(b)(wb)	1,685,417,793	1,684,406,543

Total Short-Term Investments (cost $2,464,757,106)		2,465,973,643

TOTAL INVESTMENTS 108.9% (cost $21,566,237,879)		20,155,482,907
Liabilities in excess of other assets(z) (8.9)%		(1,648,963,466)

Net Assets 100.0%		$18,506,519,441

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
DIP—Debtor-In-Possession
EURIBOR—Euro Interbank Offered Rate
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $393,766,228 and 2.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,645,921,158; cash collateral of $1,675,175,707 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2024.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $527,247,494. The aggregate value of $242,521,238 is 1.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at May 31, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $6,760,136)	6,836	$6,784,730	$24,594	$—

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Futures contracts outstanding at May 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,075	2 Year U.S. Treasury Notes	Sep. 2024	$830,090,238	$(231,755)
211	5 Year Euro-Bobl	Sep. 2024	26,418,027	15,861
10,333	5 Year U.S. Treasury Notes	Sep. 2024	1,093,199,161	(2,405,307)
5,089	10 Year U.S. Treasury Notes	Sep. 2024	553,667,322	(2,172,575)
817	20 Year U.S. Treasury Bonds	Sep. 2024	94,823,063	(823,864)
239	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	29,262,563	(248,633)
3	Euro Schatz Index	Sep. 2024	342,572	160
				(5,866,113)
Short Position:
135	10 Year Euro-Bund	Jun. 2024	18,945,950	386,370
				$(5,479,743)
Forward foreign currency exchange contracts outstanding at May 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/04/24	BNP	GBP	66,040	$84,038,479	$84,153,767	$115,288	$—
Euro,
Expiring 06/04/24	HSBC	EUR	45,087	48,903,152	48,929,533	26,381	—
				$132,941,631	$133,083,300	141,669	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/04/24	CITI	GBP	39,637	$49,313,195	$50,509,005	$—	$(1,195,810)
Expiring 06/04/24	CITI	GBP	26,403	33,044,591	33,644,762	—	(600,171)
Expiring 07/02/24	BNP	GBP	66,040	84,050,168	84,165,847	—	(115,679)
Euro,
Expiring 06/04/24	MSI	EUR	3,760	4,093,735	4,080,307	13,428	—
Expiring 06/04/24	SSB	EUR	41,327	44,243,526	44,849,227	—	(605,701)

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at May 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/02/24	HSBC	EUR	45,087	$48,963,930	$48,993,491	$—	$(29,561)
Expiring 07/02/24	SSB	EUR	7,562	8,212,941	8,216,754	—	(3,813)
				$271,922,086	$274,459,393	13,428	(2,550,735)
						$155,097	$(2,550,735)
Credit default swap agreement outstanding at May 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2024(4)	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	347,075	3.335%	$20,049,805	$27,035,035	$6,985,230
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap

PGIM High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at May 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.340%	BNP	06/20/24	(50,000)	$406,347	$—	$406,347
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.340%	BNP	06/20/24	(36,657)	(130,964)	—	(130,964)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.340%	BNP	09/20/24	(173,557)	(735,874)	—	(735,874)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.340%	MSI	09/20/24	(159,910)	(1,736,577)	—	(1,736,577)
					$(2,197,068)	$—	$(2,197,068)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).